Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,076,739.86

Principal:
Principal Collections	$20,254,255.40
Prepayments in Full	$14,681,686.32
Liquidation Proceeds	$526,577.27
Recoveries	$37,785.57
Sub Total	$35,500,304.56
Collections	$38,577,044.42

Purchase Amounts:
Purchase Amounts Related to Principal	$333,966.07
Purchase Amounts Related to Interest	$2,327.56
Sub Total	$336,293.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,913,338.05

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,913,338.05
Servicing Fee	$671,662.91	$671,662.91	$0.00	$0.00	$38,241,675.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,241,675.14
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$38,241,675.14
Interest - Class A-3 Notes	$353,270.95	$353,270.95	$0.00	$0.00	$37,888,404.19
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$37,737,792.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,737,792.52
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$37,663,595.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,663,595.19
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$37,600,455.19
Third Priority Principal Payment	$3,114,916.12	$3,114,916.12	$0.00	$0.00	$34,485,539.07
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$34,408,192.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,408,192.57
Regular Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$2,838,192.57
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,838,192.57
Residuel Released to Depositor	$0.00	$2,838,192.57	$0.00	$0.00	$0.00
Total		$38,913,338.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$3,114,916.12
Regular Principal Payment					$31,570,000.00
Total					$34,684,916.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$34,684,916.12	$63.32	$353,270.95	$0.64	$35,038,187.07	$63.96
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$34,684,916.12	$21.54	$718,566.45	$0.45	$35,403,482.57	$21.99

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$504,672,787.16	0.9212720	$469,987,871.04	0.8579552
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$772,332,787.16	0.4796026	$737,647,871.04	0.4580640

Pool Information
Weighted Average APR	4.352%	4.344%
Weighted Average Remaining Term	43.06	42.18
Number of Receivables Outstanding	43,011	42,034
Pool Balance	$805,995,495.80	$769,758,832.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$772,332,787.16	$737,647,871.04
Pool Factor	0.4893640	0.4673627

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$32,110,961.41
Targeted Overcollateralization Amount	$32,110,961.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,110,961.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		107	$440,178.29
(Recoveries)		77	$37,785.57
Net Losses for Current Collection Period			$402,392.72
Cumulative Net Losses Last Collection Period			$5,216,350.89
Cumulative Net Losses for all Collection Periods			$5,618,743.61

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.60%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.77%	648	$13,652,987.65
61-90 Days Delinquent	0.19%	72	$1,499,548.67
91-120 Days Delinquent	0.09%	30	$692,435.12
Over 120 Days Delinquent	0.10%	37	$767,913.30
Total Delinquent Receivables	2.16%	787	$16,612,884.74

Repossession Inventory:
Repossessed in the Current Collection Period		42	$812,685.03
Total Repossessed Inventory		51	$1,221,420.16

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3194%
Preceding Collection Period			0.3317%
Current Collection Period			0.6129%
Three Month Average			0.4213%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2639%
Preceding Collection Period			0.2860%
Current Collection Period			0.3307%
Three Month Average			0.2935%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer